Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2012
Registrant Name	CREDIT SUISSE TRUST
Central Index Key	0000941568
Amendment Flag	false
Document Creation Date	Apr. 16, 2013
Document Effective Date	Apr. 29, 2013
Prospectus Date	May 01, 2013
Commodity Return Strategy Portfolio | Commodity Return Strategy Portfolio | Class 1
Risk/Return:
Trading Symbol	CCRSX